Document and Entity Information	Aug. 23, 2022
Document And Entity Information [Line Items]
Entity Registrant Name	LMF Acquisition Opportunities Inc
Amendment Flag	false
Entity Central Index Key	0001831868
Document Type	8-K
Document Period End Date	Aug. 23, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-39927
Entity Tax Identification Number	85-3681132
Entity Address, Address Line One	1200 West Platt Street
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33606
City Area Code	(813)
Local Phone Number	222-8996
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Share Of Class A Common Stock And One Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A Common Stock, and one Warrant
Trading Symbol	LMAOU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	LMAO
Security Exchange Name	NASDAQ
Warrants Each Warrant Exercisable For One Share Of Class A Common Stock At An Exercise Price Of 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Trading Symbol	LMAOW
Security Exchange Name	NASDAQ